Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net
Total accounts receivable	$ 382,790	$ 247,895
Less: allowance for doubtful accounts	(2,220)	(993)
Total accounts receivable, net	380,570	246,902
Trade [Member]
Accounts receivable, net
Total accounts receivable	252,178	178,337
Unbilled revenue [Member]
Accounts receivable, net
Total accounts receivable	79,157	39,151
Contract retention [Member]
Accounts receivable, net
Total accounts receivable	40,188	16,249
Other receivables [Member]
Accounts receivable, net
Total accounts receivable	$ 11,267	$ 14,158